Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Common Share Warrant Activity

The following table summarizes the common share warrant activity for the year ended December 31, 2024:

Balance at January 1, 2024	476,128
Issuances	1,321,961
Exercises	(191,431)
Expired	(7,696)
Balance at December 31, 2024	1,598,962

Schedule of Stock Option Activity

The following table summarizes total stock option activity for the year ended December 31, 2024:

	Number of Options	Weighted Average Exercise Price
Balance at December 31, 2022	33,328	$49.20
Granted	19,409	30.40
Exercised	—
Expired/cancelled	(6,145)	39.60
Balance at December 31, 2023	46,591	$42.74
Granted	—	—
Exercised	—	—
Expired/cancelled	(12,174)	$30.31
Balance at December 31, 2024	34,417	$47.14
Options vested and exercisable at December 31, 2024	19,116	$51.95

Schedule of Unvested Stock Option

The following table summarizes unvested stock option activity for the year ended December 31, 2024:

	Non-Vested Options	Weighted Average Grant date Fair Value
Balance at December 31, 2022	32,078	$10.00
Granted	19,409	20.40
Vested	(9,988)	9.60
Expired/cancelled	(6,145)	10.80
Balance at December 31, 2023	35,354	$15.60
Granted	—
Vested	(7,879)	53.41
Expired/cancelled	(12,174)	30.31
Balance at December 31, 2024	15,301	$41.11